Accounts Receivable (Schedule of accounts receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable [Abstract]
Trade receivables	$ 338,426	$ 309,570
GST/VAT receivables	16,338	28,674
Other receivables	5,548	8,556
Total	$ 360,312	$ 346,800